FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906




October 3, 2003



Filed Via EDGAR (CIK #0000703112)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  FRANKLIN NEW YORK TAX-FREE INCOME FUND
           File Nos. 002-77880 and 811-3479

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 30, 2003.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE INCOME FUND



David P. Goss
Associate General Counsel


DPG:ts

cc:   Brian E. Lorenz, Esq.
      Bruce G. Leto, Esq.